Financial instruments (Details 11) (CHF) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4,043	4,597
Redeemable	3,458	4,297
Total fair value	7,501	8,894
Unfunded commitments	863	1,273
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable attributable to non-controlling interest	1,819	1,958
Redeemable attributable to non-controlling interest	107	107
Unfunded commitments attributable to non-controlling interest	405	418
High end of period of time, in years, that the underlying assets of non-redeemable funds are expected to be liquidated	10
Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	29	179
Redeemable	3,097	3,737
Total fair value	3,126	3,916
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Debt funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	1	127
Redeemable	18	38
Total fair value	19	165
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	28	52
Redeemable	3,096	3,810
Total fair value	3,124	3,862
Unfunded commitments	0	0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	55.00%	57.00%
Percentage of investment subject to monthly redemption	17.00%	13.00%
Percentage of investment subject to quarterly redemption	9.00%	13.00%
Percentage of investment subject to annual redemption	19.00%	17.00%
Funds held in trading assets and liabilities | Equity funds sold short
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	0
Redeemable	(17)	(111)
Total fair value	(17)	(111)
Unfunded commitments	0	0
Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4,014	4,418
Redeemable	361	560
Total fair value	4,375	4,978
Unfunded commitments	863	1,273
Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	320	75
Redeemable	361	560
Total fair value	681	635
Unfunded commitments	37	203
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	33.00%	19.00%
Percentage of investment subject to quarterly redemption	45.00%	66.00%
Percentage of investment subject to annual redemption	21.00%	11.00%
Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	3,345	3,958
Redeemable	0	0
Total fair value	3,345	3,958
Unfunded commitments	826	1,070
Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	349	385
Redeemable	0	0
Total fair value	349	385
Unfunded commitments	0	0
Funds held in other investments | Debt funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	320	69
Redeemable	183	364
Total fair value	503	433
Unfunded commitments	6	157
Funds held in other investments | Debt funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	53	97
Redeemable	0	0
Total fair value	53	97
Unfunded commitments	2	17
Funds held in other investments | Equity funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	3
Redeemable	25	43
Total fair value	25	46
Unfunded commitments	0	0
Funds held in other investments | Equity funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	2,236	2,633
Redeemable	0	0
Total fair value	2,236	2,633
Unfunded commitments	464	724
Funds held in other investments | Real estate funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	350	382
Redeemable	0	0
Total fair value	350	382
Unfunded commitments	110	131
Funds held in other investments | Others | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	3
Redeemable	153	153
Total fair value	153	156
Unfunded commitments	31	46
Funds held in other investments | Others | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	706	846
Redeemable	0	0
Total fair value	706	846
Unfunded commitments	250	198
Bank
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4,037	4,494
Redeemable	3,458	4,297
Total fair value	7,495	8,791
Unfunded commitments	863	1,272
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable attributable to non-controlling interest	1,819	1,958
Redeemable attributable to non-controlling interest	107	107
Unfunded commitments attributable to non-controlling interest	405	418
Bank | Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	29	179
Redeemable	3,097	3,737
Total fair value	3,126	3,916
Unfunded commitments	0	0
Bank | Funds held in trading assets and liabilities | Debt funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	1	127
Redeemable	18	38
Total fair value	19	165
Unfunded commitments	0	0
Bank | Funds held in trading assets and liabilities | Equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	28	52
Redeemable	3,096	3,810
Total fair value	3,124	3,862
Unfunded commitments	0	0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	55.00%	57.00%
Percentage of investment subject to monthly redemption	17.00%	13.00%
Percentage of investment subject to quarterly redemption	9.00%	13.00%
Percentage of investment subject to annual redemption	19.00%	17.00%
Bank | Funds held in trading assets and liabilities | Equity funds sold short
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	0
Redeemable	(17)	(111)
Total fair value	(17)	(111)
Unfunded commitments	0	0
Bank | Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4,008	4,315
Redeemable	361	560
Total fair value	4,369	4,875
Unfunded commitments	863	1,272
Bank | Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	320	75
Redeemable	361	560
Total fair value	681	635
Unfunded commitments	37	203
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	33.00%	19.00%
Percentage of investment subject to quarterly redemption	45.00%	66.00%
Percentage of investment subject to annual redemption	21.00%	11.00%
Bank | Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	3,339	3,855
Redeemable	0	0
Total fair value	3,339	3,855
Unfunded commitments	826	1,069
Bank | Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	349	385
Redeemable	0	0
Total fair value	349	385
Unfunded commitments	0	0
Bank | Funds held in other investments | Debt funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	320	68
Redeemable	183	365
Total fair value	503	433
Unfunded commitments	6	157
Bank | Funds held in other investments | Debt funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	53	97
Redeemable	0	0
Total fair value	53	97
Unfunded commitments	2	17
Bank | Funds held in other investments | Equity funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	3
Redeemable	25	43
Total fair value	25	46
Unfunded commitments	0	0
Bank | Funds held in other investments | Equity funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	2,230	2,530
Redeemable	0	0
Total fair value	2,230	2,530
Unfunded commitments	464	723
Bank | Funds held in other investments | Real estate funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	350	382
Redeemable	0	0
Total fair value	350	382
Unfunded commitments	110	131
Bank | Funds held in other investments | Others | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	4
Redeemable	153	152
Total fair value	153	156
Unfunded commitments	31	46
Bank | Funds held in other investments | Others | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	706	846
Redeemable	0	0
Total fair value	706	846
Unfunded commitments	250	198